INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
Finite-Lived Intangible Assets
	As of December 31, 2015
Items	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	US$	US$	US$
Computer software	5,603	(2,967)	2,636
Domain name use right	1,558	(702)	856
Revenue sharing agreement	—	—	—
Customer relationship	12,489	(7,377)	5,112
Non-compete agreement	1,316	(553)	763
User base	5,005	(4,516)	489
Technology	12,980	(6,269)	6,711
Game	11,688	(2,183)	9,505
Licenses	2,295	(1,810)	485
Trademark	3,588	(627)	2,961
Total	56,522	(27,004)	29,518

	As of December 31, 2014
Items	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	US$	US$	US$
Computer software	3,732	(2,073)	1,659
Domain name use right	1,550	(543)	1,007
Revenue sharing agreement	2,549	(1,098)	1,451
Customer relationship	14,855	(4,613)	10,242
Non-compete agreement	686	(176)	510
User base	5,311	(3,757)	1,554
Technology	14,921	(3,954)	10,967
Game	2,108	(629)	1,479
Licenses	2,435	(968)	1,467
Trademark	3,808	(254)	3,554
Total	51,955	(18,065)	33,890

Acquired Finite-Lived Intangible Assets by Major Class
Estimated weighted average useful life
Customer relationships	4.0 years
Non-compete agreement	2.6 years
User base	1.8 years
Technology	4.7 years
Game	2.9 years
Software	4.1 years
Trademark	10.0 years
License	2.8 years

Future Amortization Expense of Finite-Lived Intangible Assets
Amount
US$
For the year ending
2016	12,775
2017	7,898
2018	5,038
2019	1,835
2020	742
2021 and thereafter	1,230
Total	29,518